Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	CAPITAL INCOME BUILDER
Entity Central Index Key	0000811968
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 14, 2021
Document Effective Date	Jan. 01, 2022
Prospectus Date	Jan. 01, 2022
CAPITAL INCOME BUILDER | Class A
Prospectus:
Trading Symbol	CAIBX
CAPITAL INCOME BUILDER | Class R-1
Prospectus:
Trading Symbol	RIRAX
CAPITAL INCOME BUILDER | Class R-2
Prospectus:
Trading Symbol	RIRBX
CAPITAL INCOME BUILDER | Class R-3
Prospectus:
Trading Symbol	RIRCX
CAPITAL INCOME BUILDER | Class R-4
Prospectus:
Trading Symbol	RIREX
CAPITAL INCOME BUILDER | Class R-5
Prospectus:
Trading Symbol	RIRFX
CAPITAL INCOME BUILDER | Class C
Prospectus:
Trading Symbol	CIBCX
CAPITAL INCOME BUILDER | Class F-1
Prospectus:
Trading Symbol	CIBFX
CAPITAL INCOME BUILDER | Class 529-A
Prospectus:
Trading Symbol	CIRAX
CAPITAL INCOME BUILDER | Class 529-C
Prospectus:
Trading Symbol	CIRCX
CAPITAL INCOME BUILDER | Class 529-E
Prospectus:
Trading Symbol	CIREX
CAPITAL INCOME BUILDER | Class 529-F-1
Prospectus:
Trading Symbol	CIRFX
CAPITAL INCOME BUILDER | Class F-2
Prospectus:
Trading Symbol	CAIFX
CAPITAL INCOME BUILDER | Class R-6
Prospectus:
Trading Symbol	RIRGX
CAPITAL INCOME BUILDER | Class R-2E
Prospectus:
Trading Symbol	RCEEX
CAPITAL INCOME BUILDER | Class R-5E
Prospectus:
Trading Symbol	RIRHX
CAPITAL INCOME BUILDER | Class F-3
Prospectus:
Trading Symbol	CFIHX
CAPITAL INCOME BUILDER | Class 529-T
Prospectus:
Trading Symbol	TCBBX
CAPITAL INCOME BUILDER | Class T
Prospectus:
Trading Symbol	TCIBX
CAPITAL INCOME BUILDER | Class 529-F-2
Prospectus:
Trading Symbol	FBCIX
CAPITAL INCOME BUILDER | Class 529-F-3
Prospectus:
Trading Symbol	FWCBX